Per Share Data	6 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Per Share Data
19.	Per Share Data
Reconciliation of the differences between basic and diluted earnings per share (EPS) in the six and three months ended September 30, 2020 and 2021 is as follows:
During the six and three months ended September 30, 2020 and 2021, there was no stock compensation which was antidilutive.

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Net Income attributable to ORIX Corporation shareholders	¥93,842	¥146,682

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Net Income attributable to ORIX Corporation shareholders	¥43,794	¥81,466

	Thousands of Shares
	Six months ended September 30, 2020	Six months ended September 30, 2021
Weighted-average shares	1,247,495	1,211,058
Effect of dilutive securities—
Stock compensation	1,006	1,202

Weighted-average shares for diluted EPS computation	1,248,501	1,212,260

	Thousands of Shares
	Three months ended September 30, 2020	Three months ended September 30, 2021
Weighted-average shares	1,245,927	1,206,784
Effect of dilutive securities—
Stock compensation	1,126	1,341

Weighted-average shares for diluted EPS computation	1,247,053	1,208,125

	Yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥75.22	¥121.12
Diluted	75.16	121.00

	Yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥35.15	¥67.51
Diluted	35.12	67.43

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation. (1,659,728 and 2,149,105 shares for the six months ended September 30, 2020 and 2021, 1,796,903 and 2,145,248 shares for the three months ended September 30, 2020 and 2021)